Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The Company’s current classes and estimated useful lives are as follows:
Intangible asset	Estimated useful life
Customer relationship	12 to 15 years
Brand	5 years
Backlog	1 year

Schedule of Continuing Operations, Assets and Liabilities Split	The following is a summary of the Company’s continuing operations, assets and liabilities split between the Unites States and Canada:
	United States	Canada	Total
Expenses	$3,468,907	$194,659	$3,663,566
Other income (expense)	(353,148)	-	(353,148)
Net loss from continuing operations	$3,822,055	$194,659	$4,016,714

Current Assets	$4,826,296	$31,897	$4,858,193
Non-current assets	2,941,078	1,086	2,942,164
Total Assets	$7,767,374	$32,983	$7,800,357

Current liabilities	$1,238,243	$11,975	$1,250,218
Non-current liabilities	534,467	-	534,467
Total Liabilities	$1,772,710	$11,975	$1,784,685

Total Equity	$7,255,391	$(595,827)	$6,659,564

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are generally as follows:
License #1 – INmune	10-year straight-line
License #2 – MOA	IPR&D project not yet complete

Schedule of Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are generally as follows:
Lab equipment	7-year straight-line
Furniture and fixtures	7-year straight-line
Computers	5-year straight-line

Schedule of Derivative Liabilities
	Level 1	Level 2	Level 3	Total
December 31, 2024:
Cash	$3,984,453	$-	$-	$3,984,453
Investment in securities	-	139,084	-	139,084
Derivative liabilities	-	-	-	-
	$3,984,453	$139,084	$-	$4,123,537

December 31, 2023:
Cash	$3,326,851	$-	$-	$3,326,851
Derivative liabilities	-	-	369,158	369,158
	$3,326,851	$-	$369,158	$3,696,009